Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.1%
Black Belt Energy Gas District, RB(a)
Series C-1, 5.25%, 02/01/53	$7,145	$7,575,029
Series F, 5.50%, 11/01/53	405	429,609
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	805	818,473
Series D, Sub Lien, 6.00%, 10/01/42	3,575	3,781,692
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	685	739,373

		13,344,176

Arizona — 1.8%
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	450	380,985
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,685	1,523,367
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/44	2,825	2,716,424

		4,620,776

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.75%, 09/01/49(b)	2,305	2,118,212

California — 7.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	3,055	3,038,066
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	920	1,083,880
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(c)	890	892,791
Series A, 4.00%, 08/15/48	1,695	1,644,996
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,285,604
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	145	146,080
Series A, 5.25%, 08/15/49	370	372,248
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	1,495	1,494,892
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	775	783,375
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	1,345	1,303,091
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	1,155	1,225,612
Series D, AMT, Subordinate, 4.00%, 05/15/51	635	596,627
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	3,075	3,196,118
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/42(d)	2,000	920,406
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	360	364,548

		18,348,334

Colorado — 2.6%
Board of Governors of Colorado State University System, Refunding RB, Series C, 4.00%, 03/01/47	2,070	2,043,005
City & County of Denver Colorado Airport System Revenue, Refunding ARB Series A, AMT, 5.50%, 11/15/53	1,745	1,904,928

Security	Par (000)	Value

Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB (continued) Series D, AMT, 5.75%, 11/15/45	$425	$479,862
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	175	187,965
5.25%, 11/01/52	360	378,261
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,460	1,369,355
Series A, 4.00%, 11/15/50	540	503,400

		6,866,776

Delaware — 1.2%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	1,500	1,474,810
Delaware State Health Facilities Authority, Refunding RB, 4.00%, 10/01/49	1,770	1,662,299

		3,137,109

District of Columbia — 7.1%
District of Columbia, Refunding RB
5.00%, 10/01/48	2,315	2,365,395
Series A, 6.00%, 07/01/23(c)	240	241,078
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/39	380	376,129
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(d)	6,590	4,604,987
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(d)	4,830	3,201,305
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(d)	6,515	4,062,546
Series B, Subordinate, 4.00%, 10/01/49	1,790	1,680,543
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 4.00%, 07/15/46	1,205	1,191,774
Series A, 4.13%, 07/15/47	575	571,331

		18,295,088

Florida — 6.7%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	210	207,110
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	415	416,239
5.00%, 05/01/48	1,120	1,048,087
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	1,190	1,198,056
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,340	1,346,532
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	480	510,438
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	2,380	2,495,528
(AGM), 5.75%, 09/01/54	425	469,331
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	105	101,636
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	1,495	1,380,338

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Palm Beach County Health Facilities Authority, RB, 5.00%, 11/15/45	$3,150	$2,988,254
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	5,000	5,195,495

		17,357,044

Georgia — 6.2%
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	1,145	1,046,009
Development Authority for Fulton County, Refunding RB, 4.00%, 03/15/44	5,000	4,914,935
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	530	487,524
Georgia Ports Authority, ARB, 4.00%, 07/01/52	705	677,664
Glynn-Brunswick Memorial Hospital Authority, RB, 5.00%, 08/01/47	2,500	2,478,823
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	490	517,755
Series A, 5.00%, 05/15/36	490	510,784
Series A, 5.00%, 05/15/37	540	555,045
Series A, 5.00%, 05/15/38	295	301,414
Series A, 5.00%, 05/15/49	985	969,630
Series A, 5.00%, 06/01/53(a)	2,185	2,301,441
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	1,560	1,374,904

		16,135,928

Idaho — 4.0%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	745	759,741
Idaho Housing & Finance Association, RB, Series A, 4.00%, 08/15/48	10,000	9,709,170

		10,468,911

Illinois — 11.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	540	534,049
Series C, 5.25%, 12/01/35	1,465	1,480,069
Series D, 5.00%, 12/01/46	1,915	1,892,831
Series H, 5.00%, 12/01/36	450	454,918
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,460	1,486,021
Series F, 5.00%, 12/01/24	615	620,752
Series G, 5.00%, 12/01/34	450	460,671
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 5.00%, 01/01/53	1,435	1,492,133
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	260	260,433
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	805	807,273
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	235	227,667
Series A, 5.00%, 02/15/50	130	123,987
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	145	151,947
Series C, 4.00%, 02/15/41	3,075	3,032,925
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	4,400	4,229,958
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	870	872,662

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	$5,175	$1,912,519
State of Illinois, GO
5.00%, 02/01/39	1,540	1,545,496
Series A, 5.00%, 04/01/35	3,000	3,011,925
Series A, 5.00%, 04/01/38	3,490	3,504,410
Series B, 5.25%, 05/01/43	500	540,297
University of Illinois, RB, Series A, 5.00%, 04/01/44	985	994,511
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	540	540,685

		30,178,139

Indiana — 2.4%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	790	803,064
AMT, 7.00%, 01/01/44	1,905	1,932,462
Indiana Finance Authority, RB(c)
Series A, AMT, 5.00%, 07/01/23	1,880	1,884,164
Series A, AMT, 5.25%, 07/01/23	405	406,185
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,271,029

		6,296,904

Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	260	243,944

Kentucky — 0.5%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 0.00%, 07/01/43(e)	1,200	1,368,533

Louisiana — 0.3%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/53	370	337,487
Louisiana Public Facilities Authority, Refunding RB, Class A, 4.00%, 12/15/27(c)	60	63,736
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	410	412,044

		813,267

Maryland — 0.4%
Maryland Health & Higher Educational Facilities Authority, RB
Series 2017, 5.00%, 12/01/46	420	432,003
Series B, 4.00%, 04/15/50	595	570,334

		1,002,337

Massachusetts — 4.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,035	2,000,051
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,285	1,423,998
Series C, 5.00%, 10/01/52	1,335	1,463,650
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,150	1,153,654
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(b)	215	196,737
4.13%, 10/01/42(b)	470	397,101

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
5.00%, 07/01/47	$4,575	$4,700,968
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,110	1,166,169

		12,502,328

Michigan — 6.7%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	545	582,794
Series B, 2nd Lien, 5.50%, 07/01/52	1,290	1,391,782
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,403,557
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,400,789
Series B, Senior Lien, 5.50%, 07/01/52	1,290	1,405,111
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	715	758,626
Michigan Finance Authority, RB 4.00%, 02/15/47	395	374,599
4.00%, 02/15/50	2,235	2,080,801
4.00%, 02/15/44	810	782,158
Michigan Finance Authority, Refunding RB
Series A, 4.00%, 12/01/49	1,480	1,370,227
Series MI1, 5.00%, 12/01/48	2,000	2,061,530
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	2,555	2,600,185
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,070	1,084,362

		17,296,521

Minnesota — 1.6%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,020	1,948,565
Series A, 5.25%, 02/15/53	565	583,886
Series A, 5.25%, 02/15/58	1,480	1,525,616

		4,058,067

Mississippi — 2.3%
State of Mississippi Gaming Tax Revenue, RB
Series A, 5.00%, 10/15/37	1,000	1,054,387
Series A, 4.00%, 10/15/38	5,000	4,844,480

		5,898,867

Missouri — 3.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	245	245,000
5.00%, 09/01/48	2,610	2,703,235
Series A, 4.00%, 02/15/49	2,630	2,427,850
Series C, 5.00%, 11/15/42	2,570	2,660,387
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	1,280	1,311,054

		9,347,526

Security	Par (000)	Value

Nebraska — 1.5%
Omaha Public Power District, RB, Series A, (AGM-CR), 4.00%, 02/01/51	$4,040	$3,846,650

New Hampshire(b) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	1,545	1,299,852
Series C, AMT, 4.88%, 11/01/42	805	699,483

		1,999,335

New Jersey — 11.0%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,675	1,698,437
5.25%, 11/01/44	1,525	1,537,139
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	1,740	1,905,404
Series EEE, 5.00%, 06/15/48	5,845	6,109,404
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,425	1,344,319
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,196,264
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,230	1,223,341
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,245	1,286,124
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/44	825	826,722
Series S, 5.00%, 06/15/46	1,225	1,284,900
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,615	2,671,102
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	525	546,954
Sub-Series B, 5.00%, 06/01/46	6,070	6,022,023

		28,652,133

New York — 21.2%
City of New York, GO
Series A-1, 4.00%, 09/01/46	800	777,754
Series C, 5.00%, 08/01/43	1,115	1,215,143
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,790,437
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,585	1,604,282
Series C-1, 5.00%, 11/15/50	515	528,217
Series C-1, 5.25%, 11/15/55	760	792,022
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	740	735,402
Series DD, 4.13%, 06/15/46	4,410	4,361,697
Series DD, 4.13%, 06/15/47	4,535	4,478,136
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 4.00%, 02/01/51	400	384,964
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,895	1,797,464

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Counties Tobacco Trust IV, Refunding RB (continued)
Series A, 6.25%, 06/01/41(b)	$1,800	$1,800,266
New York Liberty Development Corp., Refunding RB 3.13%, 09/15/50	1,815	1,393,700
Class 2, 5.38%, 11/15/40(b)	850	850,745
Series 1, 5.00%, 11/15/44(b)	2,860	2,759,285
Series A, 2.88%, 11/15/46	995	706,699
Series A, (BAM-TCRS), 3.00%, 11/15/51	2,370	1,662,394
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	1,310	1,239,627
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	745	730,833
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,080	1,055,575
Series A, 4.00%, 03/15/47	3,855	3,739,890
Series A, 4.00%, 03/15/48	640	618,059
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/46	6,610	6,391,672
Series A, 4.00%, 03/15/49	860	834,738
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/49	990	949,683
Series E, 4.00%, 03/15/46	3,000	2,909,553
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,050	1,102,271
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,595	2,682,114
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,055	2,985,881
Series A, 5.00%, 05/15/48	400	439,480
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	850	911,644
Series A, 5.00%, 11/15/54	825	879,041

		55,108,668

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	830	733,689
Series B-2, Class 2, 5.00%, 06/01/55	3,935	3,666,708
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	400	411,773
Series A, 4.00%, 12/01/44	505	480,962
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	530	590,162
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	590	549,911
Series A, 3.75%, 08/15/50	1,040	920,162
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	130	119,689
State of Ohio, RB, AMT, 5.00%, 06/30/53	275	275,186

		7,748,242

Security	Par (000)	Value

Oklahoma — 0.8%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57	$1,155	$1,061,000
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	960	940,260

		2,001,260

Oregon — 3.1%
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	7,230	7,981,717

Pennsylvania — 4.2%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	605	551,079
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,070	1,098,658
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	510	459,754
Series A, 5.00%, 09/01/48	345	353,229
Series A, 4.00%, 09/01/49	555	504,250
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	850	852,232
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,035,929
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/52	1,120	1,142,386
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53 ..	1,090	1,020,813
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,105	1,123,072
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	735	713,040
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	2,140	2,031,958

		10,886,400

Puerto Rico — 5.5%
Commonwealth of Puerto Rico, GO
Series A1, Restructured, 5.63%, 07/01/29	1,435	1,522,268
Series A1, Restructured, 5.75%, 07/01/31	1,295	1,395,336
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	1,843	1,730,284
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(d)	5,051	1,373,432
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	5,562	5,348,770
Series A-2, Restructured, 4.78%, 07/01/58	2,941	2,723,998
Series A-2, Restructured, 4.33%, 07/01/40	85	78,956

		14,173,044

Rhode Island — 0.3%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/35	820	828,963

South Carolina — 5.6%
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	1,820	1,775,883

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB (continued)
5.00%, 11/15/47	$1,350	$1,266,880
Series A, 5.00%, 05/01/48	1,505	1,527,825
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	650	593,259
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	6,180	6,235,954
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,430	1,437,989
Series E, 5.25%, 12/01/55	1,735	1,760,940

		14,598,730

Tennessee — 3.8%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	1,275	1,327,641
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	690	706,072
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	955	932,793
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,640	1,764,253
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	3,595	3,722,303
Tennessee Housing Development Agency, RB, S/F Housing, Second Series, 5.00%, 01/01/53	1,285	1,336,155

		9,789,217

Texas — 6.1%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	435	461,744
7.88%, 11/01/62	370	380,518
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,795	1,862,655
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	775	774,980
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	745	749,860
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	670	623,272
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	140	137,781
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,245	1,300,478
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	620	564,714
Series A, 5.00%, 07/01/53	760	791,072
Series B, 5.00%, 07/01/48	4,545	4,679,737
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	1,000	974,153
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,140	1,140,967
Texas Water Development Board, RB, 4.00%, 10/15/45	1,285	1,275,294

		15,717,225

Utah — 1.5%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	915	932,456

Security	Par (000)	Value

Utah (continued)
City of Salt Lake City Utah Airport Revenue, ARB (continued)
Series A, AMT, 5.00%, 07/01/48	$875	$893,016
Series A, Class A-AMT, AMT, 5.00%, 07/01/46	1,950	2,021,083

		3,846,555

Virginia — 1.8%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	1,160	1,074,187
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	1,455	1,398,681
Series A, Senior Lien, 4.00%, 07/01/55	2,395	2,298,481

		4,771,349

Washington — 1.1%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,465	1,507,199
Series C, AMT, 5.00%, 04/01/40	755	764,740
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	645	702,651

		2,974,590

Total Municipal Bonds — 148.2% (Cost: $383,584,927)		384,622,865

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Georgia — 1.8%
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52(a)	4,379	4,586,863

Nebraska — 0.9%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	2,084	2,174,464

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	2,830	2,691,565

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.7% (Cost: $9,673,090)		9,452,892

Total Long-Term Investments — 151.9% (Cost: $393,258,017)		394,075,757

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(g)(h)	8,038,526	$8,037,722

Total Short-Term Securities — 3.1% (Cost: $8,037,919)		8,037,722

Total Investments — 155.0% (Cost: $401,295,936)		402,113,479

Other Assets Less Liabilities — 1.2%		3,132,771

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.2)%		(5,779,970)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (54.0)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$259,466,280

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$10,140,146	$—	$(2,098,144	)(a)	$(854)	$(3,426)	$8,037,722	8,038,526	$204,698	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	84	06/21/23	$9,698	$(305,002)
U.S. Long Bond	134	06/21/23	17,671	(676,726)
5-Year U.S. Treasury Note	67	06/30/23	7,367	(169,501)

				$(1,151,229)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$384,622,865	$—	$384,622,865
Municipal Bonds Transferred to Tender Option Bond Trusts	—	9,452,892	—	9,452,892
Short-Term Securities
Money Market Funds	8,037,722	—	—	8,037,722

	$8,037,722	$394,075,757	$—	$402,113,479

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,151,229)	$—	$—	$(1,151,229)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(5,722,798)	$—	$(5,722,798)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(145,722,798)	$—	$(145,722,798)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

7